Borrowings - Summary of Analysis of the Repayment Schedule of Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	¥ 2,250,000	¥ 2,259,800
Within 1 year or on demand [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	1,550,000	1,559,800
Over one year but within two years [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	700,000	0
Over two years but within three years [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	¥ 0	¥ 700,000